GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 4—GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

        Pursuant to FASB guidance as codified within ASC 350, goodwill acquired in business combinations is assigned to the reporting unit(s) expected to benefit from the combination as of the acquisition date.

        As discussed in Note 15, "Segment Information," ILG reorganized its management reporting structure in the fourth quarter of 2014 resulting in the following two operating and reportable segments: Exchange and Rental and Vacation Ownership. As a result of the change in operating segments, ILG's reporting units were also reorganized. The Exchange and Rental, and Vacation Ownership operating segments each contain two reporting units as follows:

OPERATING SEGMENTS
Exchange and Rental	Vacation Ownership
Exchange reporting unit	VO management reporting unit
Rental reporting unit	VO sales and financing reporting unit

        The following tables present the balance of goodwill by reporting unit, including the changes in carrying amount of goodwill, for the years ended December 31, 2015 and 2014 (in thousands):

	Balance as of January 1, 2015	Additions	Deductions	Foreign Currency Translation	Goodwill Impairment	Balance as of December 31, 2015
Exchange	$495,748	$—	$—	$—	$—	$495,748
Rental	20,396	—	—	—	—	20,396
VO management	39,160	—	—	(837)	—	38,323
VO sales and financing	6,946	—	—	—	—	6,946

Total	$562,250	$0	$—	$(837)	$—	$561,413

	Balance as of January 1, 2014	Additions	Deductions	Foreign Currency Translation	Goodwill Impairment	Balance as of December 31, 2014
Exchange	$483,462	$12,286	$—	$—	—	$495,748
Rental	20,396	—	—	—	—	20,396
VO management	36,981	3,307	—	(1,128)	—	39,160
VO sales and financing	—	6,946	—	—	—	6,946

Total	$540,839	$22,539	$—	$(1,128)	$—	$562,250

        The $22.5 million increase in goodwill for the year ended December 31, 2014 is a result of goodwill acquired in connection with the acquisition of HVO, together with the associated foreign currency translation of goodwill carried on the books of an ILG entity whose functional currency is not the US dollar. Goodwill is assigned to reporting units of ILG that are expected to benefit from the combination. The amount of goodwill assigned to a reporting unit is determined in a manner similar to how the amount of goodwill recognized in a business combination is determined, while using a reasonable methodology applied in a consistent manner. Based on the expected benefits from the business combination, we have assigned $12.3 million, $3.3 million and $6.9 million of HVO related goodwill to our Exchange, VO management and VO sales and financing reporting units, respectively.

Goodwill Impairment Tests

        ILG tests goodwill and other indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if events or changes in circumstances indicate that the assets might be impaired. Goodwill is tested for impairment based on either a qualitative assessment or a two-step impairment test, as more fully described in Note 2 of these consolidated financial statements. When performing the two-step impairment test, if the carrying amount of a reporting unit's goodwill exceeds its implied fair value, an impairment loss equal to the excess is recorded.

        As of October 1, 2015, we assessed the carrying value of goodwill and other intangible assets of each of our four reporting units. We performed a qualitative assessment on our Exchange, Rental and VO Management reporting units for our 2015 annual test and concluded that it was more-likely-than-not that the fair value of each reporting exceeded its carrying value and, therefore, a two-step impairment test was not necessary. With regards to our VO Sales and Financing reporting unit, we elected to bypass the qualitative assessment and assessed the carrying value of goodwill pursuant to the two-step impairment approach. The first step of the impairment test concluded the carrying value of this reporting unit did not exceed its fair value; consequently, the second step of the impairment test was not necessary and goodwill was not determined to be impaired.

        As of December 31, 2014, as a result of the reorganization of our management reporting structure and reporting units (see Note 15), we assessed the carrying value of goodwill pursuant to the two-step impairment approach. The first step of the impairment test concluded the carrying value of each reporting unit did not exceed its fair value; consequently, the second step of the impairment test was not necessary and goodwill was not determined to be impaired.

        As of October 1, 2014, prior to the reorganization of our management reporting structure and reporting units, we assessed the carrying value of goodwill and other intangible assets of each of our two reporting units. Goodwill assigned to our then reporting units, Membership and Exchange and Management and Rental, was $483.5 million and $57.4 million, respectively as of October 1, 2014. We performed a qualitative assessment on each of our reporting units for the 2014 annual test and concluded that it was more-likely-than-not that the fair value of each reporting exceeded its carrying value and, therefore, a two-step impairment test was not necessary.

        Accumulated historical goodwill impairment losses as of January 1, 2014 were $34.3 million which related to components within our Rental reporting unit. There have been no accumulated historical impairments of goodwill for any of our other reporting units through December 31, 2015.

Other Intangible Assets

        As of October 1, 2015, we performed a qualitative assessment on our indefinite-lived intangible assets and concluded that the likelihood of our indefinite-lived intangible assets being impaired was below the more-likely-than-not threshold stipulated in ASU 2012-02 and, therefore, calculating the fair value of these intangible assets was not warranted as of October 1, 2015.

        As of October 1, 2014, we performed a qualitative assessment on our indefinite-lived intangible assets and concluded that the likelihood of our indefinite-lived intangible assets being impaired was below the more-likely-than-not threshold stipulated in ASU 2012-02 and, therefore, calculating the fair value of these intangible assets was not warranted as of October 1, 2014.

        The balance of other intangible assets, net for the years ended December 31, 2015 and 2014 is as follows (in thousands):

	December 31,
	2015	2014
Intangible assets with indefinite lives	$127,345	$131,336
Intangible assets with definite lives, net	123,022	137,539

Total intangible assets, net	$250,367	$268,875

        The $4.0 million decrease in our indefinite-lived intangible assets during the year ended December 31, 2015 pertains to associated foreign currency translation of intangible assets carried on the books of an ILG entity whose functional currency is not the US dollar.

        At December 31, 2015 and 2014, intangible assets with indefinite lives relate to the following (in thousands):

	December 31,
	2015	2014
Resort management contracts	$83,429	$87,420
Trade names and trademarks	43,916	43,916

Total	$127,345	$131,336

        At December 31, 2015, intangible assets with definite lives relate to the following (in thousands):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$168,400	$(131,710)	$36,690	20.8
Purchase agreements	75,879	(75,879)	—	—
Resort management contracts	129,168	(46,576)	82,592	13.7
Technology	25,076	(25,076)	—	—
Other	21,798	(18,058)	3,740	2.5

Total	$420,321	$(297,299)	$123,022

        At December 31, 2014, intangible assets with definite lives relate to the following (in thousands):

	Cost	Accumulated Amortization	Net	Weighted Average Remaining Amortization Life (Years)
Customer relationships	$168,400	$(129,942)	$38,458	21.8
Purchase agreements	75,879	(75,443)	436	0.9
Resort management contracts	129,864	(36,790)	93,074	13.8
Technology	25,076	(25,076)	—	—
Other	21,815	(16,244)	5,571	3.4

Total	$421,034	$(283,495)	$137,539

        In accordance with our policy on the recoverability of long-lived assets, as further described in Note 2 of these consolidated financial statements, we review the carrying value of all long-lived assets, primarily property and equipment and definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset (asset group) may be impaired. For the years ended December 31, 2015 and 2014, we did not identify any events or changes in circumstances indicating that the carrying value of a long lived asset (or asset group) may be impaired; accordingly, a recoverability test has not been warranted.

        Amortization of intangible assets with definite lives is primarily computed on a straight-line basis. Total amortization expense for intangible assets with definite lives was $14.0 million, $12.3 million and $8.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Based on the December 31, 2015 balances, amortization expense for the next five years and thereafter is estimated to be as follows (in thousands):

Year Ended December 31,
2016	$12,629
2017	11,396
2018	10,778
2019	10,047
2020	10,047
2021 and thereafter	68,125

$123,022